Financial Instruments - Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Disclosure of detailed information about financial instruments [abstract]
Financial assets, Foreign Currencies	$ 1,954,107	$ 837,336
Financial assets, Exchange Rate	0.7189	0.7411
Financial assets, Carrying Amount	$ 1,404,751	$ 620,563
Financial liabilities, Foreign Currencies	$ 15,858,480	$ 15,649,526
Financial liabilities, Exchange Rate	0.7189	0.7411
Financial Liabilities, Carrying Amount	$ 11,400,203	$ 11,598,118